Carillon Chartwell Small Cap Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Aerospace & Defense - 9.0%
AAR Corp. (a)	33,143	$3,627,833
AeroVironment, Inc. (a)	4,276	782,722
Astronics Corp. (a)	16,575	1,106,050
ATI, Inc. (a)	12,946	1,883,125
Carpenter Technology Corp.	9,466	3,731,024
FTAI Aviation Ltd.	19,598	4,801,510
Moog, Inc. - Class A	4,121	1,205,969
		17,138,233

Banks - 5.7%
Axos Financial, Inc. (a)	25,613	2,179,410
Columbia Banking System, Inc.	72,724	1,994,819
First Horizon Corp.	150,621	3,428,134
Wintrust Financial Corp.	22,509	3,127,401
		10,729,764

Biotechnology - 8.8%
Arrowhead Pharmaceuticals, Inc. (a)	34,563	2,167,100
Bridgebio Pharma, Inc. (a)	31,748	2,357,606
Cogent Biosciences, Inc. (a)	20,165	776,151
Cytokinetics, Inc. (a)	23,524	1,550,467
KalVista Pharmaceuticals, Inc. (a)	54,440	1,095,877
Madrigal Pharmaceuticals, Inc. (a)	2,993	1,566,746
Palvella Therapeutics, Inc. (a)	9,313	1,160,865
Rhythm Pharmaceuticals, Inc. (a)	14,965	1,301,506
Scholar Rock Holding Corp. (a)	48,267	2,372,806
Spyre Therapeutics, Inc. (a)	7,815	394,189
Xenon Pharmaceuticals, Inc. (a)	33,015	1,919,822
		16,663,135

Broadline Retail - 0.8%
Ollie's Bargain Outlet Holdings, Inc. (a)	16,127	1,484,329

Building Products - 3.3%
Modine Manufacturing Co. (a)	20,116	4,359,338
Trex Co., Inc. (a)	49,369	1,798,019
		6,157,357

Capital Markets - 0.9%
Piper Sandler Cos.	22,724	1,739,522

Chemicals - 0.8%
Avient Corp.	41,153	1,493,854

Communications Equipment - 1.9%
Lumentum Holdings, Inc. (a)	5,249	3,688,787

Construction & Engineering - 8.1%
Comfort Systems USA, Inc.	4,310	5,943,447
Dycom Industries, Inc. (a)	7,708	2,611,624
Sterling Infrastructure, Inc. (a)	16,884	6,876,347
		15,431,418

Diversified Telecommunication Services - 0.5%
AST SpaceMobile, Inc. (a)	10,445	865,577

Electric Utilities - 1.1%
IDACORP, Inc.	14,328	2,048,474

Electrical Equipment - 1.6%
Powell Industries, Inc.	5,580	3,019,226

Electronic Equipment, Instruments & Components - 6.3%
Coherent Corp. (a)	15,140	3,606,500
Fabrinet (a)	9,235	4,816,237
Itron, Inc. (a)	15,655	1,403,158
TTM Technologies, Inc. (a)	21,834	2,127,068
		11,952,963

Entertainment - 0.9%
Sphere Entertainment Co. (a)	14,906	1,749,964

Health Care Equipment & Supplies - 2.5%
ICU Medical, Inc. (a)	13,519	1,745,979
iRhythm Technologies, Inc. (a)	10,043	1,185,275
Merit Medical Systems, Inc. (a)	24,826	1,711,256
		4,642,510

Health Care Providers & Services - 4.4%
BrightSpring Health Services, Inc. (a)	40,517	1,726,429
GeneDx Holdings Corp. (a)	24,993	1,605,050
Guardant Health, Inc. (a)	34,917	3,225,283
Hims & Hers Health, Inc. (a)(b)	39,072	811,135
RadNet, Inc. (a)	18,895	1,056,042
		8,423,939

Hotel & Resort REITs - 1.0%
Ryman Hospitality Properties, Inc.	21,017	1,939,239

Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp.	30,500	2,506,490

Household Durables - 1.3%
Installed Building Products, Inc.	9,022	2,392,183

Independent Power and Renewable Electricity Producers - 1.2%
Talen Energy Corp. (a)	7,377	2,354,960

Life Sciences Tools & Services - 0.6%
Adaptive Biotechnologies Corp. (a)	84,993	1,179,703

Machinery - 3.2%
Crane Co.	10,860	1,857,060
Esab Corp.	12,405	1,199,067
Federal Signal Corp.	15,995	1,729,699
Terex Corp.	22,995	1,359,005
		6,144,831

Media - 0.5%
Magnite, Inc. (a)	81,842	972,283

Metals & Mining - 0.8%
Constellium SE (a)	61,149	1,503,043

Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp. (a)	48,047	2,039,115
Chord Energy Corp.	11,421	1,623,838
Gulfport Energy Corp. (a)	9,720	2,056,460
		5,719,413

Pharmaceuticals - 7.5%
Amneal Pharmaceuticals, Inc. (a)	186,484	2,317,996
ANI Pharmaceuticals, Inc. (a)	25,177	1,936,111
Axsome Therapeutics, Inc. (a)	19,671	3,324,792
Elanco Animal Health, Inc. (a)	80,866	1,935,123
Liquidia Corp. (a)	26,567	1,002,639
Maze Therapeutics, Inc. (a)(b)	28,561	852,546
Structure Therapeutics, Inc. - ADR (a)	17,480	842,536
Supernus Pharmaceuticals, Inc. (a)	38,453	1,987,636
		14,199,379

Professional Services - 0.6%
Planet Labs PBC (a)	40,678	1,136,950

Retail REITs - 1.0%
Curbline Properties Corp.	74,561	1,922,928

Semiconductors & Semiconductor Equipment - 9.1%
Credo Technology Group Holding Ltd. (a)	13,703	1,286,300
MACOM Technology Solutions Holdings, Inc. (a)	25,366	5,633,028
MKS, Inc.	5,784	1,329,221
Onto Innovation, Inc. (a)	10,781	2,210,860
Rambus, Inc. (a)	29,191	2,511,302
Silicon Motion Technology Corp. - ADR	26,142	2,935,485
Tower Semiconductor Ltd. (a)	8,024	1,408,051
		17,314,247

Software - 1.8%
AvePoint, Inc. (a)	93,429	888,510
Commvault Systems, Inc. (a)	8,891	692,520
Unity Software, Inc. (a)	84,472	1,853,316
		3,434,346

Specialty Retail - 3.7%
Boot Barn Holdings, Inc. (a)	13,728	2,009,230
Burlington Stores, Inc. (a)	10,403	3,384,928
Five Below, Inc. (a)	6,801	1,553,893
		6,948,051

Textiles, Apparel & Luxury Goods - 1.4%
Birkenstock Holding PLC (a)	29,914	1,071,819
Kontoor Brands, Inc.	22,612	1,589,397
		2,661,216

Trading Companies & Distributors - 2.1%
Applied Industrial Technologies, Inc.	15,081	4,001,291
TOTAL COMMON STOCKS (Cost $136,027,561)		183,559,605

SHORT-TERM INVESTMENTS - 0.8%	Shares	Value
Money Market Funds – 0.8% First American Government Obligations Fund - Class X, 3.58% (c)	1,424,861	1,424,861
TOTAL SHORT-TERM INVESTMENTS (Cost $1,424,861)		1,424,861

TOTAL INVESTMENTS - 97.5% (Cost $137,452,422)		184,984,466
Other Assets in Excess of Liabilities - 2.5%		4,648,177
TOTAL NET ASSETS - 100.0%		$189,632,643

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The total market value of these securities was $1,473,473 which represented 0.8% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Carillon Chartwell Small Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$183,559,605	$–	$–	$183,559,605
Money Market Funds	1,424,861	–	–	1,424,861
Total Investments	$184,984,466	$–	$–	$184,984,466

Refer to the Schedule of Investments for further disaggregation of investment categories.